BBH SELECT SERIES - LARGE CAP FUND

PORTFOLIO OF INVESTMENTS

January 31, 2022 (unaudited)

Shares		Value
	COMMON STOCK (99.0%)
	BASIC MATERIALS (10.1%)
93,424	Celanese Corp. (Class A)	$14,547,051
62,487	Linde, Plc. (Ireland)	19,913,357
33,889	Sherwin-Williams Co.	9,709,537
	Total Basic Materials	44,169,945

	COMMUNICATIONS (14.1%)
11,551	Alphabet, Inc. (Class C)[1]	31,349,067
6,460	Amazon.com, Inc.[1]	19,324,896
4,344	Booking Holdings, Inc.[1]	10,669,429
	Total Communications	61,343,392

	CONSUMER CYCLICAL (14.9%)
126,857	Copart, Inc.[1]	16,396,267
30,921	Costco Wholesale Corp.	15,619,125
45,479	Dollar General Corp.	9,481,462
87,605	NIKE, Inc. (Class B)	12,971,672
101,503	Starbucks Corp.	9,979,775
	Total Consumer Cyclical	64,448,301

	CONSUMER NON-CYCLICAL (24.5%)
91,124	Abbott Laboratories	11,614,665
202,364	Alcon, Inc. (Switzerland)	15,537,508
114,279	Baxter International, Inc.	9,763,998
124,616	Colgate-Palmolive Co.	10,274,589
44,787	Diageo, Plc. ADR (United Kingdom)	9,134,309
56,386	Nestle S.A. ADR (Switzerland)	7,281,688
25,155	S&P Global, Inc.	10,444,859
21,047	Thermo Fisher Scientific, Inc.	12,234,621
100,160	Zoetis, Inc. (Class A)	20,010,966
	Total Consumer Non-Cyclical	106,297,203

	FINANCIALS (20.3%)
127,658	Arthur J Gallagher & Co.	20,162,305
58	Berkshire Hathaway, Inc. (Class A)[1]	27,248,690
65,382	Mastercard, Inc. (Class A)	25,262,297
142,988	Progressive Corp.	15,537,076
	Total Financials	88,210,368

	INDUSTRIALS (6.9%)
147,652	AO Smith Corp.	11,283,566
115,253	Graco, Inc.	8,362,758
68,865	Waste Management, Inc.	10,360,051
	Total Industrials	30,006,375

	TECHNOLOGY (8.2%)
28,715	KLA Corp.	11,177,888
43,500	Microsoft Corp.	13,527,630

BBH SELECT SERIES - LARGE CAP FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (unaudited)

Shares		Value
	COMMON STOCK (continued)
	TECHNOLOGY (continued)
131,499	Oracle Corp.	$10,672,459
	Total Technology	35,377,977
	Total Common Stock (Cost $306,557,606)	429,853,561

TOTAL INVESTMENTS (Cost $306,557,606)[2]	99.0%	$429,853,561
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES	1.0%	4,293,793
NET ASSETS	100.00%	$434,147,354

[1]	Non-income producing security.

[2]	The aggregate cost for federal income tax purposes is $306,557,606, the aggregate gross unrealized appreciation is $124,513,102 and the aggregate gross unrealized depreciation is $1,217,147, resulting in net unrealized appreciation of $123,295,955.

Abbreviation:

ADR	−	American Depositary Receipt.

BBH SELECT SERIES - LARGE CAP FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (unaudited)

FAIR VALUE MEASUREMENTS

BBH Select Series – Large Cap Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.

—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).

—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2022.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of January 31, 2022
Common Stock:
Basic Materials	$44,169,945	$–	$–	$44,169,945
Communications	61,343,392	–	–	61,343,392
Consumer Cyclical	64,448,301	–	–	64,448,301
Consumer Non-Cyclical	106,297,203	–	–	106,297,203
Financials	88,210,368	–	–	88,210,368
Industrials	30,006,375	–	–	30,006,375
Technology	35,377,977	–	–	35,377,977
Investments, at value	$429,853,561	$–	$–	$429,853,561

BBH SELECT SERIES - LARGE CAP FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2022 (unaudited)

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1- 800- 625-5759 for a prospectus or visit www.bbhfunds.com. You should consider the Fund’s investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund’s prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1000, Denver, CO 80203.